Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Schedule of Movement of Warrants

The movement of warrants is as follows:

	As of June 30, 2025
	Valuation	Series A		Series B
	US$	Share	Valuation	Share	Valuation
Balance at beginning of the year	$—	—	—	—	—
Issuance(a)	10,559,739	160,000	4,122,940	160,000	6,436,799
Exerciset(b)	3,693,843	159,920	918,183	139,891	3,693,843
Fair value changes(c)	(6,761,463)	—	(3,204,725)	—	(3,556,738)
Balance at end of the year	$104,433	80	32	20,109	104,401

(a)	On September 20, 2024, the Company issued 160,000(Pre-consolidation 4,000,000) units to public, and each unit in such offering included one Class A Ordinary Share, one Series A warrant and one Series B warrant. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the warrants at the date of issuance was $10,559,739.

(b)

On November 27, 2024, the holder exchanged a total of 159,920 Series A warrants (3,998,000 before the split) by signing a stock exchange agreement. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series A warrants at the date of exchange was $918,183.

In October, 2024, the Holders exercised an aggregate of 139,890(Pre-consolidation 3,497,241 ) Series B warrants through an alternative cashless exercise option. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series B warrants at the date of exercise was $3,693,843.

(c)	The number of remaining unexercised Series A warrants and Series B warrants is 80 and 20,109 respectively. The fair value of these warrants as of June 30, 2025 is $104,433. The total gain from changes in the fair value of warrants for the fiscal year 2025 is $6,761,463.

Schedule of Fair Value Measurements Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

	As of June 30,	As of November 27,	As of October 7,	As of September 20,
	2025	2024	2024	2024
Volatility	64.7%	64.6%	63.5%	63.0%
Stock price	1.3	0.21	0.29	0.58
Expected life of the warrants to convert	4.2	4.81	4.95	5
Risk free rate	3.7%	4.1%	3.9%	3.5%
Dividend yield	0%	0%	0%	0%